Operating Leases - Charters-in (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Operating Leases, Rent Expense		$ 118,761	$ 86,458	$ 120,893
Short-term Lease, Cost		18,000
Operating Lease, Right-of-Use Asset		159,638	0
Lessee, Operating Lease, Liability, Payments, Due in Next Twelve Months			116,300
Lessee, Operating Lease, Liability, Payments, Due Year Two			90,400
Lessee, Operating Lease, Liability, Payments, Due Year Three			53,400
Lessee, Operating Lease, Liability, Payments, Due Year Four			9,100
Lessee, Operating Lease, Liability, Payments, Due Year Five			9,100
Lessee, Operating Lease, Liability, Payments, Due after Year Five			$ 5,600
Lessee, Operating Lease, Liability, Payments, Due		233,956
Vessels [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Right-of-Use Asset		47,700
Operating Lease, Liability		$ 47,700
Teekay Tankers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel	3
Lessee, Operating Sublease, Option to Extend		P1Y
Lessee, Operating Lease, Term of Contract		24 months
Teekay Tankers | LR2 Tanker
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel		2
Teekay Tankers | Aframax Tanker [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel		1
Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract		21 months
Teekay LNG | LNG Carriers
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel		1
Teekay Parent [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract		12 months
Teekay Parent [Member] | Fso [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number Of Vessels Chartered In | vessel		1
Time Charter and Bare-boat Expenses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Leases, Rent Expense		$ 99,000
Operating Lease, Weighted Average Remaining Lease Term		2 years 7 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent		6.10%
Lease Component [Member] | Time Charter and Bare-boat Expenses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Leases, Rent Expense		$ 68,200
Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Lease, Liability		148,602
Lessee, Operating Lease, Liability, Payments, Due		161,730
Non-lease Component [Member]
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Liability, Payments, Due		72,226
Non-lease Component [Member] | Time Charter and Bare-boat Expenses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating Leases, Rent Expense		30,800
Time-charter [Member]
Property Subject to or Available for Operating Lease [Line Items]
Short-term Lease Commitment		$ 4,300